Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Goodwill [Line Items]
Beginning balance		$ 3,481,816		$ 3,437,354
Additions during the period		216,120	[1]	12,120	[2]
Reductions during the period	[3]			(24,160)
Foreign exchange		(47,899)		56,502
Additions		216,120	[1]	12,120	[2]
Ending balance		3,650,037		3,481,816
US Acquiring
Goodwill [Line Items]
Beginning balance		1,503,307		1,503,307
Additions during the period		21,828	[1]	0	[2]
Reductions during the period	[3]			0
Foreign exchange		0		0
Additions		21,828	[1]	0	[2]
Ending balance		1,525,135		1,503,307
Digital Commerce
Goodwill [Line Items]
Beginning balance		1,978,509		1,934,047
Additions during the period		194,292	[1]	12,120	[2]
Reductions during the period	[3]			(24,160)
Foreign exchange		(47,899)		56,502
Additions		194,292	[1]	12,120	[2]
Ending balance		$ 2,124,902		$ 1,978,509

[1]	Additions to goodwill within the US Acquiring and Digital Commerce segments in the current period relate to the acquisition of ICS, PagoEfectivo and viaFintech (See Note 14), respectively.
[2]	Additions to goodwill within the Digital Commerce segment relate to the acquisition of Openbucks (See Note 14)
[3]	Reductions to goodwill within the Digital Commerce segment relate to the sale of Paylater (See Note 15).